BIOLOGICAL ASSETS - Changes in the fair value of biological assets (Details) $ in Thousands	12 Months Ended
Nov. 30, 2021 CAD ($)
BIOLOGICAL ASSETS
Number of cannabis plants	1,928
Changes in the fair value of biological assets
Additions through acquisition of Citizen Stash (Note 19)	$ 252
Changes in fair value due to biological transformation	(188)
Capitalized costs incurred during the biological transformation process	277
Transferred to inventory upon harvest	(114)
Balance at the end	$ 227